Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Income and Expenses [Abstract]
Equity component of allowance for funds used during construction	$ 19	$ 15	$ 37	$ 30
Gain on repayment of debt (Note 7)	11	0	11	0
Derivative gains (losses)	6	(4)	13	(8)
Interest income	4	4	8	8
Other	3	3	12	(3)
Other income, net	$ 43	$ 18	$ 81	$ 27